Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
21.	RELATED PARTY TRANSACTIONS
Related party transactions primarily related to online marketing services provided by the Company to Trip, which amounted to RMB750 million, RMB774 million and RMB627 million (US$90 million) for the years ended December 31, 2017, 2018 and 2019, respectively. The Company also provided online marketing services, cloud services and other services to Du Xiaoman, revenue for services provided amounted to RMB256 million and RMB731 million (US$105 million) for the years ended December 31, 2018 and 2019. The Company’s related party transactions with Investee A, over which the Company
has significant influence, mainly related to hardware products purchased from and sold to Investee A, which amounted to nil and nil for the year ended December 31, 2017, RMB102 million and RMB77 million for the year ended December 31, 2018, RMB
1.9 billion (US$276 million) and RMB249 million (US$36 million) for the year ended December 31, 2019
.
 Other related party transactions were insignificant for each of the years presented, which included reimbursements to Robin Li’s use of an aircraft beneficially owned by his family member used for the Company’s business purposes.
As of December 31, 2018 and 2019, amounts due from/due to related parties were as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Trip (i)	58	96	14
Du Xiaoman (ii)	77	737	106
Investee A (iii)	325	345	50
Other related parties (iv)	325	416	59

Total	785	1,594	229

Amounts due from related parties, non-current:
Du Xiaoman (ii)	3,884	3,391	487
Other related parties (v)	413	173	25

Total	4,297	3,564	512

Amounts due to related parties, current:
Trip (vi)	12	49	7
Du Xiaoman (vii)	934	973	140
Investee A (viii)	488	476	68
Investee B (ix)	186	249	36
Other related parties (x)	107	484	69

Total	1,727	2,231	320

Amounts due to related parties, non-current:
Du Xiaoman (xi)	3,729	3,430	493
Investee B (ix)	631	410	58
Other related parties (xii)	—	6	1

Total	4,360	3,846	552

(i)	The balances mainly represent amounts arising from services the Company provided to Trip.
(ii)
The balance represents long-term loans due from Du Xiaoman with interest rate ranging from 4.28% to 5.00% in 2018, and 0.00% to 0.50% in 2019, based on the re-entered agreements
, and amounts arising from services the Company provided to Du Xiaoman. In 2018, the Company provided
a
long-term loan in the amount of RMB500 million to Du Xiaoman, which were reclassified to current liability within one year as of December 31, 2019 with interest rate 5.00%.

(iii)
The balances mainly represent an interest-bearing loan provided to Investee A, which is an equity investee. The Company is in the process of acquiring the equity interest that it does not currently own for approximately US$300 million. If the transaction is completed, Investee A will become a subsidiary of the Company.

(iv)	The balances mainly represent amounts arising from services the Company provided to its investees in ordinary course of business.
(v)	The balance consists of amount due from the Company’s investees in the ordinary course of business.
(vi)	The balances mainly represent amounts arising from services provided by Trip.
(vii)
The balance represents amount due to Du Xiaoman arising from services provided by Du Xiaoman to the Company in the ordinary course of business and for other unsettled payments, and loans provided by Du Xiaoman.

(viii)	The balances mainly represent amounts arising from hardware products purchased from Investee A, and an interest-bearing loan provided by the Investee A.
(ix)	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Investee B which is an equity method investment investee.
(x)	The balances mainly represent amounts arising from services provided by the Company’s investees.
(xi)	The balance represents mainly long-term loans provided by Du Xiaoman with interest rates ranging from 3.78% and 4.28%, respectively, and maturing at November 13, 2021 and August 24, 2023, respectively. In 2019, interest rates were revised to 0.00%.
(xii)	The balance represents mainly deferred revenue relating to the future services to be provided over 7 years by the Company to investees.